Loans and Allowance for Loan Losses (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	$ 391,045,000	$ 408,355,000
Allowance for loan losses	7,449,000	9,024,000
Net deferred fees	547,000	551,000
Total allowances and net deferred fees	7,996,000	9,575,000
Loans, net	383,049,000	398,780,000
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	6,782,000	5,766,000
60 to 89 Days Past Due	3,567,000	3,546,000
Greater Than 90 Days	10,366,000	15,864,000
Total Past Due	20,715,000	25,176,000
Current	370,330,000	383,179,000
Total Financing Receivables	391,045,000	408,355,000
Recorded Investment > 90 Days and Accruing	6,000	1,450,000
Non-accrual loans	10,544,000
Loans that were current and paying under their terms but are included in non-accrual per regulatory guidance		4,900,000
Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	333,091,000	349,133,000
Analysis of past due loans [Abstract]
Total Financing Receivables	333,091,000	349,133,000
Secured (Other) and Unsecured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	57,657,000	59,015,000
Analysis of past due loans [Abstract]
Total Financing Receivables	57,657,000	59,015,000
Non-accrual loans		19,345,000
Residential 1-4 Family [Member] | Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	167,777,000	169,027,000
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	4,894,000	3,471,000
60 to 89 Days Past Due	956,000	1,071,000
Greater Than 90 Days	4,029,000	4,236,000
Total Past Due	9,879,000	8,778,000
Current	157,898,000	160,249,000
Total Financing Receivables	167,777,000	169,027,000
Recorded Investment > 90 Days and Accruing	0	171,000
Non-accrual loans	4,213,000	4,065,000
Multifamily [Member] | Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	17,348,000	15,375,000
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	0	97,000
60 to 89 Days Past Due	0	0
Greater Than 90 Days	0	646,000
Total Past Due	0	743,000
Current	17,348,000	14,632,000
Total Financing Receivables	17,348,000	15,375,000
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	0	646,000
Construction, Land Development, Other Land Loans [Member] | Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	19,161,000	23,295,000
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	209,000	271,000
60 to 89 Days Past Due	78,000	59,000
Greater Than 90 Days	1,953,000	1,846,000
Total Past Due	2,240,000	2,176,000
Current	16,921,000	21,119,000
Total Financing Receivables	19,161,000	23,295,000
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	1,953,000	1,846,000
Commercial Real Estate - Owner Occupied [Member] | Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	64,504,000	71,367,000
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	221,000	1,199,000
60 to 89 Days Past Due	21,000	476,000
Greater Than 90 Days	2,888,000	6,989,000
Total Past Due	3,130,000	8,664,000
Current	61,374,000	62,703,000
Total Financing Receivables	64,504,000	71,367,000
Recorded Investment > 90 Days and Accruing	0	920,000
Non-accrual loans	2,888,000	6,069,000
Commercial Real Estate - Non-Owner Occupied [Member] | Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	35,536,000	36,489,000
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	239,000	0
60 to 89 Days Past Due	2,115,000	1,446,000
Greater Than 90 Days	290,000	863,000
Total Past Due	2,644,000	2,309,000
Current	32,892,000	34,180,000
Total Financing Receivables	35,536,000	36,489,000
Recorded Investment > 90 Days and Accruing	0	292,000
Non-accrual loans	290,000	4,871,000
Second Mortgages [Member] | Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	9,298,000	12,247,000
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	374,000	243,000
60 to 89 Days Past Due	9,000	10,000
Greater Than 90 Days	495,000	518,000
Total Past Due	878,000	771,000
Current	8,420,000	11,476,000
Total Financing Receivables	9,298,000	12,247,000
Recorded Investment > 90 Days and Accruing	0	26,000
Non-accrual loans	495,000	492,000
Equity Line of Credit [Member] | Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	8,287,000	9,126,000
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	205,000
Greater Than 90 Days	0	0
Total Past Due	0	205,000
Current	8,287,000	8,921,000
Total Financing Receivables	8,287,000	9,126,000
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	0	0
Farmland [Member] | Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	11,180,000	12,207,000
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	133,000	0
60 to 89 Days Past Due	28,000	134,000
Greater Than 90 Days	129,000	0
Total Past Due	290,000	134,000
Current	10,890,000	12,073,000
Total Financing Receivables	11,180,000	12,207,000
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	129,000	630,000
Personal [Member] | Secured (Other) and Unsecured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	22,358,000	23,824,000
Analysis of past due loans [Abstract]
Total Financing Receivables	22,358,000	23,824,000
Non-accrual loans	50,000	94,000
Personal [Member] | Non Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	22,655,000	24,031,000
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	307,000	244,000
60 to 89 Days Past Due	155,000	113,000
Greater Than 90 Days	56,000	134,000
Total Past Due	518,000	491,000
Current	22,137,000	23,540,000
Total Financing Receivables	22,655,000	24,031,000
Recorded Investment > 90 Days and Accruing	6,000	41,000
Commercial [Member] | Secured (Other) and Unsecured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	31,927,000	32,407,000
Analysis of past due loans [Abstract]
Total Financing Receivables	31,927,000	32,407,000
Non-accrual loans	526,000	630,000
Commercial [Member] | Non Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	31,927,000	32,407,000
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	402,000	224,000
60 to 89 Days Past Due	205,000	25,000
Greater Than 90 Days	526,000	630,000
Total Past Due	1,133,000	879,000
Current	30,794,000	31,528,000
Total Financing Receivables	31,927,000	32,407,000
Recorded Investment > 90 Days and Accruing	0	0
Agricultural [Member] | Secured (Other) and Unsecured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	3,372,000	2,784,000
Analysis of past due loans [Abstract]
Total Financing Receivables	3,372,000	2,784,000
Non-accrual loans	0	2,000
Agricultural [Member] | Non Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	3,372,000	2,784,000
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	3,000	17,000
60 to 89 Days Past Due	0	7,000
Greater Than 90 Days	0	2,000
Total Past Due	3,000	26,000
Current	3,369,000	2,758,000
Total Financing Receivables	3,372,000	2,784,000
Recorded Investment > 90 Days and Accruing	0	0
Overdrafts [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	297,000	207,000
Analysis of past due loans [Abstract]
Total Financing Receivables	$ 297,000	$ 207,000